LEASES	12 Months Ended
Dec. 31, 2020
LEASES
LEASES

9. LEASES

The Group has operating leases for offices and warehouses. The Group recognized ROU assets of RMB 87,855 and RMB 98,628, and corresponding current liabilities of RMB 31,099 and RMB 37,713 in accrued expense and other current liabilities, and long-term operating lease liabilities of RMB 57,011 and RMB 62,388, as of December 31, 2019 and 2020.

Lease expenses were RMB 27,089, RMB 29,715 and RMB 41,936 for the year ended December 31, 2018, 2019 and 2020. The maturities of lease liabilities in accordance with Leases (Topic 842) in each of the next five years and thereafter as of December 31, 2019 and 2020 were as follows:

	As of December 31,
Year Ending December 31,	2019	2020
2020	34,948	—
2021	24,091	41,893
2022	15,668	32,006
2023	10,807	15,602
2024	7,208	11,507
2025	3,767	7,857
Thereafter	525	616
Total lease payment	97,014	109,481
Less: imputed interest	(8,984)	(9,380)
Present value of minimum operating lease payments	88,030	100,101

Cash paid for amounts included in the measurement of operating lease liabilities for the year ended 31 December, 2019 and 2020 were RMB 29,042 and RMB 40,792. Right-of-use assets obtained in exchange for the operating lease liabilities in non-cash transactions for the year ended 31 December, 2019 and 2020 were RMB 50,841 and RMB 50,076.

Weighted-average remaining lease terms and discount rates are as follows:

	As of December 31,
	2019	2020
Weighted-average remaining lease term	3.5years	3.2years
Weighted-average discount rate	5.6%	5.0%